Note 17 - Weighted-average Assumed Healthcare Cost Trend Rates Used to Compute Other Post-retirement Amounts (Details) - Other Postretirement Benefit Plans [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Assumed Healthcare Cost Trend Rates Used To Compute Other Postretirement Amounts [Line Items]
Healthcare cost trend	5.81%	6.47%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.21%	4.65%
Year that the rate reaches the ultimate trend rate	2022	2021